AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 88.8%

Banks - 11.8%
Axis Bank Ltd., GDR*	401	19,837
Banco Bradesco SA (Preference)	2,957	13,800
Bank Mandiri Persero Tbk. PT	34,277	18,808
China Merchants Bank Co. Ltd., Class H	2,169	16,956
Komercni banka A.S.	211	8,160
Sberbank of Russia PJSC, ADR‡(a)	259	2
Shinhan Financial Group Co. Ltd., ADR	362	12,102
		89,665
Beverages - 3.7%
Budweiser Brewing Co. APAC Ltd.	3,550	9,422
Coca-Cola HBC AG*	279	5,818
Varun Beverages Ltd.	1,034	12,758
		27,998
Biotechnology - 0.4%
Hugel, Inc.*	29	3,311

Chemicals - 1.7%
Hansol Chemical Co. Ltd.	65	13,074

Construction & Engineering - 3.1%
Larsen & Toubro Ltd., GDR	1,011	23,399

Diversified Financial Services - 3.7%
Chailease Holding Co. Ltd.	1,272	11,193
FirstRand Ltd.	3,170	16,739
		27,932
Diversified Telecommunication Services - 2.3%
Hellenic Telecommunications Organization SA	442	7,997
Telkom Indonesia Persero Tbk. PT	29,408	9,378
		17,375
Electronic Equipment, Instruments & Components - 1.1%
Delta Electronics, Inc.	904	8,409

Energy Equipment & Services - 2.5%
China Oilfield Services Ltd., Class H	3,900	3,983
Tenaris SA, ADR	489	14,704
		18,687
Food & Staples Retailing - 1.1%
Atacadao SA	1,840	8,703

Health Care Providers & Services - 1.1%
Odontoprev SA	3,163	8,331

Hotels, Restaurants & Leisure - 1.7%
Melco Resorts & Entertainment Ltd., ADR*	600	4,584
Trip.com Group Ltd.*	345	8,127
		12,711
Household Durables - 1.9%
Haier Smart Home Co. Ltd., Class H	4,555	14,731

Insurance - 4.9%
AIA Group Ltd.	2,797	29,283
Ping An Insurance Group Co. of China Ltd., Class H	1,097	7,740
		37,023
Interactive Media & Services - 7.8%
Kakao Corp.	118	10,248
Tencent Holdings Ltd.	1,048	49,440
		59,688
Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd.*	2,249	30,783
Naspers Ltd., Class N	96	10,868
		41,651
IT Services - 2.7%
Globant SA*	38	9,959
HCL Technologies Ltd.	720	10,994
		20,953
Life Sciences Tools & Services - 1.2%
Wuxi Biologics Cayman, Inc.*	1,130	9,167

Machinery - 2.1%
Airtac International Group	488	15,735

Metals & Mining - 6.2%
Anglo American plc	345	17,794
Southern Copper Corp.	182	13,813
Vale SA	789	15,843
		47,450
Oil, Gas & Consumable Fuels - 1.1%
Reliance Industries Ltd.	253	8,757

Pharmaceuticals - 1.2%
Richter Gedeon Nyrt.	197	4,155
Sino Biopharmaceutical Ltd.	8,073	5,008
		9,163
Real Estate Management & Development - 1.8%
Country Garden Services Holdings Co. Ltd.	2,051	8,715
KWG Living Group Holdings Ltd	14,149	5,235
		13,950
Semiconductors & Semiconductor Equipment - 8.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	634	66,101

Software - 1.9%
TOTVS SA	1,893	14,465

AGF Investments Trust

AGF Emerging Markets Equity Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - 1.3%
Foschini Group Ltd. (The)	1,012	10,178

Technology Hardware, Storage & Peripherals - 6.3%
Samsung Electronics Co. Ltd., GDR	34	48,030

TOTAL COMMON STOCKS (COST $655,462)		676,637

Investments	Shares	Maturity Date	Value ($)
PARTICIPATION NOTES - 7.6%
China
Anhui Conch Cement Co., Ltd. (Issuer: Bank of America Merrill Lynch)*	1,218	9/26/2022	7,583
Estun Automation Co., Ltd. (Issuer: Macquarie Bank Limited)*	2,996	9/25/2023	9,499
Kweichow Moutai Co., Ltd. (Issuer: UBS AG)*	61	9/16/2022	16,531
LONGi Green Energy Technology Co., Ltd. (Issuer: Macquarie Bank Limited)*	604	6/26/2023	6,874
Nari Technology Co., Ltd. (Issuer: Macquarie Bank Limited)*	2,503	3/13/2023	12,426
Wuliangye Yibin Co., Ltd. (Issuer: Macquarie Bank Limited)*	216	3/31/2023	5,280
			58,193
TOTAL PARTICIPATION NOTES (COST $59,252)			58,193
Total Investments - 96.4% (Cost $714,714)			734,830
Other assets less liabilities - 3.6%			27,677
Net Assets - 100.0%			762,507

*	Non-income producing security.
‡	Value determined using significant unobservable inputs
(a)	Security fair valued as of March 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2022 amounted to $2, which represents approximately 0.00%(1) of net assets of the Fund.
(1)	Represents less than 0.05% of net assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Participation Notes

A derivative instrument designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions. A Participation Note is usually issued by a financial institution, therefore investors are exposed to the issuer’s credit risk and the risks of the underlying financial instrument.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

AGF Emerging Markets Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2022:

Australia	0.7%
Brazil	8.0%
China	23.6%
Czech Republic	1.1%
Greece	1.1%
Hong Kong	6.7%
Hungary	0.5%
India	9.9%
Indonesia	3.7%
Italy	0.8%
Peru	1.8%
Russia	0.0	%(1)
South Africa	7.3%
South Korea	11.4%
Switzerland	2.2%
Taiwan	11.2%
United States	6.4%
Other(2)	3.6%
	100.0%

(1)	Represents less than 0.05% of net assets.
(2)	Includes cash and net other assets (liabilities).

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.7%

Auto Components - 4.9%
Aptiv plc*	358	42,856
Denso Corp.	660	42,116
		84,972
Automobiles - 1.7%
Mercedes-Benz Group AG	419	29,429

Building Products - 7.9%
Advanced Drainage Systems, Inc.	206	24,475
Kingspan Group plc	444	43,153
Nibe Industrier AB, Class B	3,525	38,849
Trex Co., Inc.*	473	30,901
		137,378
Capital Markets - 1.0%
MSCI, Inc.	35	17,601

Chemicals - 8.6%
Albemarle Corp.	241	53,297
Croda International plc	374	38,437
Ecolab, Inc.	150	26,484
Johnson Matthey plc	383	9,385
Koninklijke DSM NV	122	21,804
		149,407
Commercial Services & Supplies - 5.4%
Tetra Tech, Inc.	396	65,316
TOMRA Systems ASA	552	28,135
		93,451
Construction & Engineering - 5.5%
Valmont Industries, Inc.	191	45,573
WSP Global, Inc.	374	49,634
		95,207
Containers & Packaging - 1.2%
Ball Corp.	232	20,880

Electrical Equipment - 6.7%
Legrand SA	589	55,994
Plug Power, Inc.*	183	5,236
Prysmian SpA	1,594	54,297
		115,527
Electronic Equipment, Instruments & Components - 13.2%
Amphenol Corp., Class A	642	48,375
Halma plc	1,083	35,351
Hexagon AB, Class B	1,466	20,567
Keyence Corp.	106	49,282
Samsung SDI Co. Ltd.	55	26,837
Trimble, Inc.*	662	47,757
		228,169
Food & Staples Retailing - 0.5%
HelloFresh SE*	206	9,308

Food Products - 2.1%
Kerry Group plc, Class A	321	35,866

Household Durables - 2.6%
Garmin Ltd.	377	44,716

Independent Power and Renewable Electricity Producers - 0.8%
Brookfield Renewable Corp.	332	14,500

Insurance - 0.8%
Intact Financial Corp.	96	14,185

Leisure Products - 3.7%
Giant Manufacturing Co. Ltd.	2,820	25,493
Shimano, Inc.	170	38,885
		64,378
Life Sciences Tools & Services - 8.7%
Danaher Corp.	275	80,666
Thermo Fisher Scientific, Inc.	117	69,106
		149,772
Machinery - 6.0%
Cummins, Inc.	175	35,894
Metso Outotec OYJ	4,413	37,229
NFI Group, Inc.	246	3,137
Xylem, Inc.	312	26,601
		102,861
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	388	18,403

Professional Services - 2.0%
Stantec, Inc.	684	34,311

Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	250	41,295
Enphase Energy, Inc.*	107	21,590
Infineon Technologies AG	774	26,443
Wolfspeed, Inc.*	161	18,331
		107,659
Software - 3.5%
ANSYS, Inc.*	68	21,600
Dassault Systemes SE	800	39,420
		61,020
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc., Class A*	562	3,378

Water Utilities - 1.4%
American Water Works Co., Inc.	144	23,836

TOTAL COMMON STOCKS (COST $1,168,137)		1,656,214

AGF Investments Trust

AGF Global Sustainable Equity Fund

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.2%

Independent Power and Renewable Electricity Producers - 1.2%
Brookfield Renewable Partners LP (Cost $11,470)	524	21,506

Total Investments - 96.9% (Cost $1,179,607)		1,677,720
Other assets less liabilities - 3.1%		53,767
Net Assets - 100.0%		1,731,487

*	Non-income producing security.

Abbreviations
OYJ	Public Limited Company

AGF Global Sustainable Equity Fund invested, as a percentage of net assets, in the following countries as of March 31, 2022:

Canada	7.1%
Finland	2.2%
France	5.5%
Germany	3.8%
Ireland	4.6%
Italy	3.1%
Japan	7.5%
Netherlands	1.3%
Norway	1.6%
South Korea	1.5%
Sweden	3.4%
Taiwan	1.5%
United Kingdom	4.8%
United States	49.0%
Other(1)	3.1%
100.0%

(1)	Includes cash and net other assets (liabilities).

AGF Investments Trust

Notes to Quarterly Schedules of Investments

March 31, 2022 (Unaudited)

Investment Valuation

The Funds disclose the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of March 31, 2022 for each Fund based upon the three levels defined above:

AGF Emerging Markets Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Banks	$25,902	$63,761	$2	$89,665
Beverages	—	27,998	—	27,998
Biotechnology	—	3,311	—	3,311
Chemicals	—	13,074	—	13,074
Construction & Engineering	—	23,399	—	23,399
Diversified Financial Services	—	27,932	—	27,932
Diversified Telecommunication Services	—	17,375	—	17,375
Electronic Equipment, Instruments & Components	—	8,409	—	8,409
Energy Equipment & Services	14,704	3,983	—	18,687
Hotels, Restaurants & Leisure	4,584	8,127	—	12,711
Household Durables	—	14,731	—	14,731
Insurance	—	37,023	—	37,023
Interactive Media & Services	—	59,688	—	59,688
Internet & Direct Marketing Retail	—	41,651	—	41,651
IT Services	9,959	10,994	—	20,953
Life Sciences Tools & Services	—	9,167	—	9,167
Machinery	—	15,735	—	15,735
Metals & Mining	29,656	17,794	—	47,450
Oil, Gas & Consumable Fuels	—	8,757	—	8,757
Pharmaceuticals	—	9,163	—	9,163
Real Estate Management & Development	—	13,950	—	13,950
Specialty Retail	—	10,178	—	10,178
Technology Hardware, Storage & Peripherals	—	48,030	—	48,030
Other*	97,600	—	—	97,600
Participation Notes	—	58,193	—	58,193
Total Investments	$182,405	$552,423	$2	$734,830

AGF Investments Trust

Notes to Quarterly Schedules of Investments (continued)

March 31, 2022 (Unaudited)

AGF Global Sustainable Equity Fund	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments
Common Stocks
Auto Components	$42,856	$42,116	$—	$84,972
Automobiles	—	29,429	—	29,429
Building Products	55,376	82,002	—	137,378
Chemicals	79,781	69,626	—	149,407
Commercial Services & Supplies	65,316	28,135	—	93,451
Electrical Equipment	5,236	110,291	—	115,527
Electronic Equipment, Instruments & Components	96,132	132,037	—	228,169
Food & Staples Retailing	—	9,308	—	9,308
Food Products	—	35,866	—	35,866
Leisure Products	—	64,378	—	64,378
Machinery	65,632	37,229	—	102,861
Semiconductors & Semiconductor Equipment	81,216	26,443	—	107,659
Software	21,600	39,420	—	61,020
Other*	436,789	—	—	436,789
Master Limited Partnerships	21,506	—	—	21,506
Total Investments	$971,440	$706,280	$—	$1,677,720

*	See Schedules of Investments for presentation by industry type.